Document and Entity Information	Aug. 05, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On August 5, 2022, Canopy Growth Corporation (the “Company”) filed a Current Report on Form 8-K (the “Initial Report”) that included an earnings release and an earnings presentation for Q1 FY 2023. The Company is filing this Current Report on Form 8-K/A to include a corrected version of the earnings release filed with the Initial Report. The earnings release included in the Initial Report reported Net Loss as ($2,087,556 million) instead of ($2,087.6 million), Adjusted EBITDA as ($74,800 million) instead ($74.8 million), and Free Cash Flow as ($142,808 million) instead of ($142.8 million). The revised earnings release is attached hereto as Exhibit 99.1 and is incorporated herein by reference. Other than as specified in this paragraph, there are no changes to the Initial Report.
Document Period End Date	Aug. 05, 2022
Entity Registrant Name	Canopy Growth Corp
Entity Central Index Key	0001737927
Entity Emerging Growth Company	false
Entity File Number	001-38496
Entity Incorporation State Country Code	Z4
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	1 Hershey Drive
Entity Address, City or Town	Smiths Falls
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	K7A 0A8
City Area Code	(855)
Local Phone Number	558-9333
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares, no par value
Trading Symbol	CGC
Security Exchange Name	NASDAQ